ING LIFE INSURANCE AND ANNUITY COMPANY

and its Variable Annuity Account B

Group Variable Annuity Contracts for Employer-Sponsored

Deferred Compensation

Supplement dated April 30, 2007 to the Contract Prospectus and

Contract Prospectus Summary, each dated April 30, 2007

This supplement corrects certain information contained in the variable annuity Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your variable annuity Contract Prospectus and Contract Prospectus Summary.

The Fund List located on the second page of the Contract Prospectus and on the third page of the Contract Prospectus Summary is deleted and replaced with the list on the following page:

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

x.75996-07A	April 2007
C07-0425-011R (04/07)

AIM V.I. Capital Appreciation Fund	ING Neuberger Berman Partners Portfolio	ING VP Global Science and Technology
(Series I)	(S Class)	Portfolio (Class I)
AIM V.I. Core Equity Fund (Series I)	ING OpCap Balanced Value Portfolio	ING VP Growth and Income Portfolio
Calvert Social Balanced Portfolio	(S Class)	(Class I)
Fidelity® VIP Contrafund® Portfolio (Initial	ING Oppenheimer Global Portfolio	ING VP Growth Portfolio (Class I)
Class)	(I Class)	ING VP Index Plus International Equity
Fidelity® VIP Equity-Income Portfolio	ING Oppenheimer Main Street Portfolio®	Portfolio (Class S)
(Initial Class)	(Class S)	ING VP Index Plus LargeCap Portfolio
Fidelity® VIP Growth Portfolio	ING Oppenheimer Strategic Income	(Class I)
(Initial Class)	Portfolio (I Class)	ING VP Index Plus MidCap Portfolio
Fidelity® VIP Overseas Portfolio	ING PIMCO High Yield Portfolio	(Class I)
(Initial Class)	(Class S)	ING VP Index Plus SmallCap Portfolio
Franklin Small Cap Value Securities Fund	ING PIMCO Total Return Portfolio	(Class I)
(Class 2)	(S Class)	ING VP Intermediate Bond Portfolio
ING AllianceBernstein Mid Cap Growth	ING Pioneer Equity Income Portfolio	(Class I)
Portfolio (Class S)	(Class I)(2)	ING VP International Equity Portfolio
ING American Century Large Company	ING Pioneer Fund Portfolio (Class I)	(Class I)
Value Portfolio (S Class)	ING Pioneer High Yield Portfolio	ING VP International Value Portfolio
ING American Century Small-Mid Cap	(I Class)	(Class I)
Value Portfolio (S Class)	ING Pioneer Mid Cap Value Portfolio	ING VP MidCap Opportunities Portfolio
ING Baron Asset Portfolio (S Class)	(Class I)	(Class I)
ING Baron Small Cap Growth Portfolio	ING Solution 2015 Portfolio	ING VP Money Market Portfolio (Class I)
(S Class)	(S Class)(3)	ING VP Real Estate Portfolio (Class I)
ING BlackRock Large Cap Growth Portfolio	ING Solution 2025 Portfolio	ING VP Small Company Portfolio (Class I)
(Class I)	(S Class)(3)	ING VP SmallCap Opportunities Portfolio
ING Columbia Small Cap Value II	ING Solution 2035 Portfolio	(Class I)
Portfolio (S Class)	(S Class)(3)	ING VP Strategic Allocation Conservative
ING Davis Venture Value Portfolio	ING Solution 2045 Portfolio	Portfolio (Class I)
(S Class)	(S Class)(3)	ING VP Strategic Allocation Growth
ING Evergreen Health Sciences Portfolio	ING Solution Income Portfolio	Portfolio (Class I)
(Class S)	(S Class)(3)	ING VP Strategic Allocation Moderate
ING FMRSM Diversified Mid Cap Portfolio	ING Stock Index Portfolio (Class I)	Portfolio (Class I)
(Class S) *	ING T. Rowe Price Capital Appreciation	ING VP Value Opportunity Portfolio
ING FMRSM Large Cap Growth Portfolio	Portfolio (Class S)	(Class I)
(Class I)*(1)	ING T. Rowe Price Diversified Mid Cap	ING Wells Fargo Disciplined
ING Fundamental Research Portfolio	Growth Portfolio (I Class)	Value Portfolio (Class S)(1)
(S Class)	ING T. Rowe Price Equity Income	ING Wells Fargo Small Cap Disciplined
ING Global Resources Portfolio (Class S)	Portfolio (Class S)	Portfolio (Class S)
ING JPMorgan Emerging Markets Equity	ING T. Rowe Price Growth Equity	Lord Abbett Series Fund – Growth and
Portfolio (Class S)	Portfolio (I Class)	Income Portfolio (Class VC)
ING JPMorgan International Portfolio	ING Templeton Foreign Equity Portfolio	Lord Abbett Series Fund – Mid-Cap Value
(I Class)	(S Class)	Portfolio (Class VC)
ING JPMorgan Mid Cap Value Portfolio	ING Templeton Global Growth (Class S)	OpCap Mid Cap Portfolio(4)
(S Class)	ING Thornburg Value Portfolio (I Class)(1)	Oppenheimer Main Street Small Cap
ING JPMorgan Small Cap Core Equity	ING UBS U.S. Large Cap Equity Portfolio	Fund® /VA
Portfolio (Class S)(1)	(I Class)	PIMCO VIT Real Return Portfolio
ING Julius Baer Foreign Portfolio (Class S)	ING Van Kampen Comstock Portfolio	(Administrative Class)
ING Legg Mason Partners Aggressive	(S Class)	Pioneer Emerging Markets VCT Portfolio
Growth Portfolio (I Class)	ING Van Kampen Equity and Income	(Class I) (4)
ING Legg Mason Value Portfolio (Class S)	Portfolio (I Class)	Pioneer Equity Income VCT Portfolio
ING Lord Abbett Affiliated Portfolio	ING Van Kampen Growth and Income	(Class I)
(Class I)	Portfolio (Class S)	Pioneer Fund VCT Portfolio (Class I)
ING Marsico Growth Portfolio (Class S)	ING Van Kampen Real Estate Portfolio	Pioneer High Yield VCT Portfolio (Class I)
ING Marsico International Opportunities	(Class S)	Pioneer Mid Cap Value VCT Portfolio
Portfolio (Class S)	ING VP Balanced Portfolio, Inc. (Class I)	(Class I)
ING MFS Total Return Portfolio (Class S)	ING VP Financial Services Portfolio	Wanger International Small Cap(4)
ING MFS Utilities Portfolio (Class S)	(Class I)	Wanger Select
Wanger U.S. Smaller Companies

*	FMR is a service mark of Fidelity Management & Research Company.
(1)	This fund has changed its name to the name listed above. See “Appendix IV – Fund Descriptions” in the Contract Prospectus for a complete list of former and current fund names.
(2)	This fund is scheduled to be available on May 11, 2007.
(3)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” in the Contract Prospectus for additional information.
(4)	This fund is scheduled to be available on May 7, 2007.

x.75996-07A	April 2007
C07-0425-011R (04/07)